UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2000 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      08/15/2000

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1   028-06558            American Express Asset Management
 2   028-06044            CRA Real Estate Securities
 3   028-05582            First Quadrant Corp.
 4   028-03377            Grantham, Mayo, van Otterloo & Co.
 5   028-04099            Loomis, Sayles and Co.
 6   028-02842            Numeric Investors, L.P.
 7   028-00290            The Northern Trust Co.
 8   028-1734             Rosenberg Equity Management
 9   028-4372             Westpeak Investment Advisers
10   028-00490            J.P. Morgan
11   028-00620            Mellon Bank, N.A.
12   028-04853            LaSalle Investment  Management

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

FORM 13F Information Table Entry Total:                 2
FORM 13F Information Table Value Total:                               700,393.75

List of other Included Managers:
No.    13F File #         Name

  1                       Bee & Associates
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                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR              INVESTMENT       MGRS  VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              DISCRETION                 (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER        SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Orbotech                      COM     M75253100            478,306.25             5,150.00 X                   1     X
Technomatrix                  COM     M8743P105            222,087.50            16,300.00 X                   1     X
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